May 10, 2022

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds VII, Inc. (the "Registrant")

- BNY Mellon Short Term Income Fund
(the "Fund")
 1933 Act File No.: 33-48926
 1940 Act File No.: 811-06718
 CIK No.: 0000889169

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 72 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 6, 2022.

Please address any comments or questions to my attention at (412) 234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Lead Analyst/Paralegal